Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On March 1, 2024, the Company’s Board of Directors declared the following dividends:

	Dividend	Payable on:	Record Date:
5.950% Preference Shares (AHL PRC)	$0.3719	April 1, 2024	March 15, 2024
5.625% Preference Shares (AHL PRD)	$0.3516	April 1, 2024	March 15, 2024
5.625% Preference Shares, represented by depositary shares (AHL PRE) (1)	$351.56	April 1, 2024	March 15, 2024
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(1)The 5.625% Preference Shares are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.35156 per depositary share.
The Company also paid an ordinary shares dividend of $25 million to Highlands Bermuda Holdco, Ltd. on March 21, 2024.
Subsequent Events
On October 10, 2024, a large storm system (Hurricane Milton) made landfall in Florida and caused substantial wind damage over a wide area. Based solely on the Company’s modeled loss projections, industry loss estimates and exposure analysis as of the date of these financial statements, the Company’s preliminary assessment of pre-tax losses associated with Hurricane Milton is expected to be between $40 million and $60 million, net of outwards reinsurance and reinstatement premiums. The Company’s actual losses from Hurricane Milton may differ materially from this preliminary estimate due to limitations in one or more of the models and because, as a recent large storm event, this preliminary estimate is not based on actual terms and conditions of individual treaties and policies expected to be impacted, future loss information expected to follow from clients and brokers, further market intelligence, or any loss reports. The final settlement of claims associated with Hurricane Milton is likely to take place over a considerable period of time.
See “Risk Factors” and “Cautionary Note Regarding Forward-Looking Statements” included in this prospectus for additional information relating to risks stemming from natural disasters and weather-related events.